Supplemental Information (Tables)	3 Months Ended
Mar. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2016	2015	2016	2015
	(in millions)
Revenues
Net sales	$5,076	$5,625	$—	$—
Finance and interest income	31	71	388	413
Total Revenues	$5,107	$5,696	$388	$413
Costs and Expenses
Cost of goods sold	$4,238	$4,716	$—	$—
Selling, general and administrative expenses	477	496	69	71
Research and development expenses	183	190	—	—
Restructuring expenses	15	12	—	—
Interest expense	150	174	126	156
Interest compensation to Financial Services	76	71	—	—
Other, net	565	73	66	59
Total Costs and Expenses	5,704	5,732	261	286
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(597)	(36)	127	127
Income taxes	(6)	30	46	47
Equity income of unconsolidated subsidiaries and affiliates	(9)	4	6	5
Results from intersegment investments	87	85	—	—
Net income (loss)	$(513)	$23	$87	$85

Supplemental Information of Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2016	December 31, 2015	March 31, 2016	December 31, 2015
	(in millions)
ASSETS
Cash and cash equivalents	$3,606	$4,551	$705	$833
Restricted cash	15	15	816	912
Trade receivables	612	555	50	52
Financing receivables	1,829	2,162	19,489	19,974
Inventories, net	6,432	5,513	198	177
Property, plant and equipment, net	6,589	6,479	2	2
Investments in unconsolidated subsidiaries and affiliates	2,924	2,846	148	136
Equipment under operating leases	10	10	1,864	1,825
Goodwill	2,306	2,295	155	152
Other intangible assets, net	791	793	16	17
Deferred tax assets	1,092	1,087	173	163
Derivative assets	176	205	10	6
Other assets	1,573	1,271	470	490
TOTAL ASSETS	$27,955	$27,782	$24,096	$24,739
LIABILITIES AND EQUITY
Debt	$7,884	$8,260	$20,381	$21,176
Trade payables	5,485	5,176	147	197
Deferred tax liabilities	77	60	332	274
Pension, postretirement and other postemployment benefits	2,272	2,263	26	19
Derivative liabilities	157	62	9	7
Other liabilities	7,699	7,100	632	611
Total Liabilities	$23,574	$22,921	$21,527	$22,284
Equity	4,362	4,843	2,569	2,455
Redeemable noncontrolling interest	19	18	—	—
TOTAL EQUITY AND LIABILITIES	$27,955	$27,782	$24,096	$24,739

Supplemental Information of Cash Flow

	Cash Flow Statements
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2016	2015	2016	2015
	(in millions)
Operating activities:
Net income (loss)	$(513)	$23	$87	$85
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	176	172	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	72	56	61	47
Loss from disposal of assets	1	1	—	2
Undistributed income of unconsolidated subsidiaries	37	(25)	(7)	(6)
Other non-cash items	26	22	29	25
Changes in operating assets and liabilities:
Provisions	359	(77)	(2)	2
Deferred income taxes	39	38	59	43
Trade and financing receivables related to sales, net	(33)	178	341	115
Inventories, net	(684)	(738)	(20)	(8)
Trade payables	174	6	(55)	(16)
Other assets and liabilities	(134)	(491)	52	(42)
Net cash provided by (used in) operating activities	(480)	(835)	546	248
Investing activities:
Additions to retail receivables	—	—	(858)	(1,360)
Collections of retail receivables	—	—	1,172	1,814
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	—	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	76	60	78	102
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(80)	(88)	(1)	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(143)	(117)	(157)	(246)
Other	(39)	901	60	(418)
Net cash provided by (used in) investing activities	(184)	756	294	(108)
Financing activities:
Proceeds from long-term debt	146	155	1,689	2,232
Payments of long-term debt	(416)	(1,456)	(2,574)	(2,433)
Net increase (decrease) in other financial liabilities	(71)	284	(38)	192
Dividends paid	(2)	—	(75)	(35)
Other	(49)	2	—	(60)
Net cash used in financing activities	(392)	(1,015)	(998)	(104)
Effect of foreign exchange rate changes on cash and cash equivalents	111	(298)	30	(109)
Decrease in cash and cash equivalents	(945)	(1,392)	(128)	(73)
Cash and cash equivalents, beginning of year	4,551	4,122	833	1,041
Cash and cash equivalents, end of period	$3,606	$2,730	$705	$968